K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 23, 2024

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Carillon Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 111

Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Carillon Series Trust (“Trust”) is Post-Effective Amendment No. 111 to the Trust’s currently effective Registration Statement on Form N-1A (“PEA No. 111”) relating to the Carillon Chartwell Income Fund (“Income Fund”), Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Growth Fund and Carillon Chartwell Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”).  This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.
The purposes of this filing are to: (1) reflect the Income Fund’s name change to the Carillon Chartwell Real Income Fund, and related changes to the Income Fund’s investment objectives, principal investment strategies and principal risks; and (2) register the Class A, Class C, and Class R-6 shares of each Fund.  In addition, this filing reflects the redesignation of the Class Chartwell shares of each Fund as the Class I shares, which also will become effective with this filing.
The Trust has elected that this filing become automatically effective on April 26, 2024, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

Attachments

cc:  Susan L. Walzer
Carillon Tower Advisers, Inc.